ACCRUED EXPENSES (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
ACCRUED EXPENSES
Salaries and benefits	Rp 5,673		Rp 3,856
Operation, maintenance, and telecommunication service	5,459		6,424
General, administrative, and marketing expenses	3,525		3,665
Interest and bank charges	210		247
Total	Rp 14,867	$ 891	Rp 14,192	Rp 13,079